Income Taxes - Disclosure of detailed information about effective income tax expense (recovery) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Net income (loss) for the year before taxes	$ (1,580,285)	$ (3,004,159)	$ (2,783,866)
Combined federal and provincial income tax rate	27.00%	27.00%	27.00%
Expected income tax expense (recovery)	$ (426,677)	$ (811,000)	$ (751,000)
Increase (decrease) resulting from
Non-deductible and others items	(17,000)	(48,000)	(30,000)
Change in unrecognized deferred tax assets	443,677	859,000	721,000
Income tax expense	$ 0	$ 0	$ 0